Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposits	$ 497,899	$ 485,712
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	79,754
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	174,626
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	243,519
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	487,364	475,254
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	10,535	10,458
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	182,773	178,091
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	12,717
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	112,075
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	57,981
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	264,775	257,502
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	61,753
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	62,303
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	140,719
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	11,928	11,224
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	5,284
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	248
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	6,396
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	38,423	38,895
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	38,423
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	51,233	51,880
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	356,397	344,756
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	8,491	7,876
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	54,652	56,844
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,138	4,647
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 21,988	$ 19,709